                         UBS PAINEWEBBER CASHFUND, INC.

  Supplement to the Prospectus dated August 1, 2000 (as revised April 16, 2001)

                                                                    May 10, 2001

Dear Investor,

This is a supplement to the Prospectus of the above listed fund. The purpose of this supplement is to notify you that the fund's principal underwriter has been changed from UBS PaineWebber Inc. to Brinson Advisors, Inc. UBS PaineWebber'sm'* and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

For more information on the fund, please contact your Financial Advisor.


---------
* UBS PaineWebber is a service mark of UBS AG.

                                                                      Item #ZR02

                         UBS PAINEWEBBER CASHFUND, INC.

     Supplement to Statement of Additional Information dated August 1, 2000

                                                                    May 10, 2001

Dear Investor,

This is a supplement to the Statement of Additional Information of the above listed fund. The purpose of the supplement is to notify you of the following changes:

o    PaineWebber Incorporated has been renamed "UBS PaineWebber Inc."

o Mitchell Hutchins Asset Management Inc. has been renamed "Brinson Advisors, Inc."

o    PaineWebber Cashfund, Inc. has been renamed "UBS PaineWebber Cashfund,
     Inc."

o The fund's principal underwriter has been changed from UBS PaineWebber Inc. to Brinson Advisors, Inc.

UBS PaineWebber'sm'* and Brinson Advisors are indirect wholly owned subsidiaries of UBS AG. UBS AG is an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

For more information on the fund, please contact your Financial Advisor.


---------
* UBS PaineWebber is a service mark of UBS AG.


                               STATEMENT OF DIFFERENCES

The service mark symbol shall be expressed as...............................'sm'